Note 7 - Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 94-2156203 002 [Member]
Notes to Financial Statements
EBP, Reconciliation of Financial Statement to Form 5500 [Text Block]
7.	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The following is a reconciliation of net assets available for benefits per the financial statements as of December 31, 2025 and 2024 to Form 5500:

	2025	2024

Net assets available for benefits per the financial statements	$66,475,201	$64,076,183

Deemed distributions of participant loans	(19,076)	(19,076)

Net assets per Form 5500	$66,456,125	$64,057,107

The following is a reconciliation of the change in net assets available for benefits for the years ended December 31, 2025 and 2024 per the financial statements to the net income reported in the 2025 and 2024 Form 5500.

	2025	2024

Increase in net assets available for benefits per the financial statements	$2,399,018	$2,692,507
Change in deemed distributions of participant loans	-	1,953

Net income per Form 5500	$2,399,018	$2,694,460